Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or tax)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.56%	15.32%	18.13%
SIT LARGE CAP GROWTH FUND INC
Prospectus [Line Items]
Average Annual Return, Percent		15.24%	13.41%	15.74%
SIT LARGE CAP GROWTH FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.66%	12.49%	14.14%
SIT LARGE CAP GROWTH FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.43%	10.56%	12.64%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.